Inventory (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Inventory Abstract
Inventories	€ 3,500	€ 0
Impairment charge on inventories	7,500	700
Inventory cost materials	€ 100	€ 0